AS FILED WITH THE SECURITIES
                             AND EXCHANGE COMMISSION
                                  ON 03/26/2004

                               FILE NOS: 811-21483
                                   333-111717

                       SECURITIES AND EXCHANGE COMMISSION
                       ----------------------------------
                             Washington, D.C. 20549

                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [X]
Pre-Effective Amendment No.                                           [3]
Post-Effective Amendment No.                                          [ ]

and

REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940                                    [X]
Amendment No.                                                         [3]

                        (Check appropriate box or boxes.)

                                 VERACITY FUNDS.
                         -------------------------------
               (Exact name of Registrant as Specified in Charter)

                     9900 Corporate Campus Drive, Suite 3000
                              Louisville, KY 40223
                            ------------------------
                     (Address of Principal Executive Office)

                                  502-657-6460
                               ------------------
              (Registrant's Telephone Number, including Area Code)

                            MR. DAVID D. JONES, ESQ.
                           DAVID JONES & ASSOC., P.C.
                            395 Sawdust Road, # 2148
                             The Woodlands, TX 77380
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable following effective date.

Registrant declares that it is registering an indefinite number or amount of its securities by this Registration Statement.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall became effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                                     PART A

                                  PROSPECTUS OF
                                 VERACITY FUNDS
                              DAYED MARCH 30, 2004

The prospectus of Veracity Funds, dated March 30, 2004, was previously filed under Part A of Pre-Effective amendment No. 2 to the Registration Statement of Veracity Funds, and is incorporated herein by reference for all purposes.

                                     PART B
                       STATEMENT OF ADDITIONAL INFORMATION
                                       OF
                                 VERACITY FUNDS
                              DATED MARCH 30, 2004

The statement of information of Veracity Funds, dated March 30, 2004, was previously filed under Part B of Pre-Effective amendment No. 2 to the Registration Statement of Veracity Funds, and is incorporated herein by reference for all purposes. Notwithstanding the foregoing, the audited financial statements of Veracity Funds as of March 23, 2004, are included in this Part B for purposes of this filing.

--------------------------------------------------------------------------------

                              FINANCIAL STATEMENTS


To The Shareholders and Trustees
Veracity Funds:

We have audited the accompanying statement of assets and liabilities of Veracity Funds (the "Trust"), (comprised of the Veracity Small Cap Value Fund) as of March 23, 2004. This financial statement is the responsibility of the Trust's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall statement of assets and liabilities presentation. Our procedures included confirmation of cash held by the custodian as of March 23, 2004, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of the respective portfolio constituting the Veracity Funds as of March 23, 2004, in conformity with accounting principles generally accepted in the United States of America.


Cohen McCurdy, Ltd.
Westlake, Ohio
March 23, 2004

                                 VERACITY FUNDS
                       STATEMENT OF ASSETS AND LIABILITIES
                                 MARCH 23, 2004



                                                                Veracity Small
                                                                Cap Value Fund

ASSETS:
   Cash in Bank                                                    $100,000
                                                                   --------
         Total Assets                                              $100,000
                                                                   --------

LIABILITIES:                                                       $      0
                                                                   --------
        Total Liabilities                                          $      0
                                                                   --------

NET ASSETS                                                         $100,000
                                                                   ========

NET ASSETS CONSIST OF:
  Capital Stock                                                    $100,000
                                                                   ========

OUTSTANDING SHARES                                                    5,000

NET ASSET VALUE PER SHARE                                          $     20

OFFERING PRICE PER SHARE                                           $     20

                           The accompanying notes are
                  an integral part of this financial statement

                                 VERACITY FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                                 March 23, 2004


1.  ORGANIZATION

        The Veracity Small Cap Value Fund (the "Fund") was organized as a diversified series of Veracity Funds (the "Trust"). The Trust is an open-end investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated December 29, 2003. The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is the only Fund Series currently authorized by the Trustees.

        The primary investment objective of the Veracity Small Cap Value Fund is to achieve long term capital growth.

        The Fund uses an independent custodian and transfer agent. No transactions other than those relating to organizational matters and the sale of 5,000 shares of the Fund have taken place to date.

2.  RELATED PARTY TRANSACTIONS

        As of March 23, 2004, all of the outstanding shares of the Fund were owned by Matthew Bevin (50%) and Adam Friedman (50%). A shareholder who beneficially owns, directly or indirectly, more than 25% of the Fund's voting securities may be deemed a "control person" (as defined in the 1940 Act) of the Fund.

        Integrity Asset Management, LLC (the "Advisor") serves as the investment advisor to the Fund. Under the terms of the Investment Management Agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees. As compensation for its services to the Fund, the Advisor receives a fee from the Fund at an annual equivalent of 1.00%, calculated daily and paid monthly, based on the average daily net assets of the Fund. Under the terms of the Agreement, the Advisor is obligated to waive receipt of its fees and/or reimburse expenses (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes and extraordinary expenses) of the Fund to the extent necessary to maintain the Fund's overall total annual expense ratio at not greater than 1.50%. This contractual obligation expires after the Fund's first fiscal year of operations, but may be renewed for additional time periods by mutual agreement.

        The Advisor has concurrently entered into a agreement with the Fund to recover expenses waived and/or reimbursed on behalf of the fund, but only for a period of three years after the expense is waived and/or reimbursed, and only if such recovery will not cause the Fund's expense ratio to exceed 1.50% annually.

        Certain trustees and officers of the Veracity Funds are also directors and officers of Integrity Asset Management, LLC.

3.  DISTRIBUTION PLAN

         The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Fund is authorized to pay to the Advisor, an accountable distribution fee at an annual rate of up to 0.25% of the average daily net assets of the Fund for expenditures by the Advisor, at its discretion, in connection with the promotion and distribution of Fund shares. Payment of these fees shall be made monthly following the close of the month.

                                 VERACITY FUNDS
                     NOTES TO FINANCIAL STATEMENTS (CONT'D)
                                 March 23, 2004


     4.  CAPITAL STOCK AND DISTRIBUTION

         At March 23, 2004 paid in capital amounted to $100,000 for the Fund. Transactions in capital stock were as follows:

                                                          Veracity Small
                                                          Cap Value Fund

            Shares Sold                                        5,000

            Shares Redeemed                                        0
                                                               -----
            Net Increase                                       5,000
                                                               -----
            Shares Outstanding                                 5,000
                                                               -----

5.  OTHER

         Expenses incurred in connection with the organization of the Fund and initial offering of shares will be permanently absorbed by Integrity Asset Management, LLC.

6.  FEDERAL INCOME TAXES

         The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required.

                                     PART C

                                OTHER INFORMATION

ITEM 23. FINANCIAL STATEMENTS AND EXHIBITS

(A) AGREEMENT & DECLARATION OF TRUST--

         (1) Certificate of Trust of Veracity Funds, dated December 29, 2003-filed on January 6, 2004 as an exhibit to Registrant's Original Registration Statement on Form.N-1A and incorporated herein by reference.
         (2) Agreement and Declaration of Trust of Veracity Funds, dated December 29, 2003- filed on January 6, 2004 as an exhibit to Registrant's Original Registration Statement on Form.N-1A and incorporated herein by reference.

(B) BY-LAWS--

         (1) By-laws of Veracity Funds, dated December 29, 2003- filed on January 6, 2004 as an exhibit to Registrant's Original Registration Statement on Form.N-1A and incorporated herein by reference.

(C) INSTRUMENTS DEFINING RIGHTS OF SECURITY HOLDERS--

         (1) Reference is made to the Trust's Agreement & Declaration of Trust, filed on January 6, 2004 as an exhibit to Registrant's Original Registration Statement on Form.N-1A and incorporated herein by reference.

(D) INVESTMENT ADVISORY CONTRACTS--

         (1) Form of Investment Advisory Agreement between Registrant and Integrity Asset Management, LLC- filed on March 25, 2004 as an exhibit to Pre-effective Amendment No. 2 to Registrant's Original Registration Statement on Form.N-1A and incorporated herein by reference.

         (2) Form of Expense Recapture Agreement between Registrant and Integrity Asset Management, LLC- filed on March 25, 2004 as an exhibit to Pre-effective Amendment No. 2 to Registrant's Original Registration Statement on Form.N-1A and incorporated herein by reference.

(E) UNDERWRITING CONTRACTS--

         (1) Form of Distribution Agreement between Registrant and Ultimus Fund Distributors, Inc.- filed on March 25, 2004 as an exhibit to Pre-effective Amendment No. 2 to Registrant's Original Registration Statement on Form.N-1A and incorporated herein by reference..

(F) BONUS OR PROFIT SHARING CONTRACTS--  None

(G) CUSTODIAN AGREEMENTS--

         (1) Form of Custody Agreement between Registrant and U.S. Bank, N.A.- filed on March 25, 2004 as an exhibit to Pre-effective Amendment No. 2 to Registrant's Original Registration Statement on Form.N-1A and incorporated herein by reference..

(H) OTHER MATERIAL CONTRACTS---

         (1) Form of Mutual Fund Services Agreement between Registrant and Ultimus Fund Solutions, Inc.- filed on March 25, 2004 as an exhibit to Pre-effective Amendment No. 2 to Registrant's Original Registration Statement on Form.N-1A and incorporated herein by reference.

         (2) Limited Power of Attorney of Matthew G. Bevin- filed on February 23, 2004 as an exhibit to Registrant's Pre-effective amendment # 1 to Original Registration Statement on Form.N-1A and incorporated herein by reference.

         (3) Limited Power of Attorney- filed on March 25, 2004 as an exhibit to Pre-effective Amendment No. 2 to Registrant's Original Registration Statement on Form.N-1A and incorporated herein by reference.

(I) LEGAL OPINION & CONSENT---

         (1) Opinion and Consent of David Jones and Assoc., P.C.- Filed herein as Exhibit 23I(1).

(J) OTHER OPINIONS--

         (1)  Opinion and Consent of Cohen McCurdy, CPA's- Filed herein as
              Exhibit 23J(1).

(K) OMITTED FINANCIAL STATEMENTS--   None

(L) INITIAL CAPITAL AGREEMENTS--

         (1) Form of Subscription Agreement of Matthew G. Bevin- filed on March 25, 2004 as an exhibit to Pre-effective Amendment No. 2 to Registrant's Original Registration Statement on Form.N-1A and incorporated herein by reference.

         (2) Form of Subscription agreement of Adam I Friedman- filed on March 25, 2004 as an exhibit to Pre-effective Amendment No. 2 to Registrant's Original Registration Statement on Form.N-1A and incorporated herein by reference.

(M) RULE 12B-1 PLAN--

         (1) Form of Plan of Distribution for No-Load Class Shares of Registrant- filed on February 23, 2004 as an exhibit to Registrant's Pre-effective amendment # 1 to Original Registration Statement on Form.N-1A and incorporated herein by reference.

(N) RULE 18F-3 PLAN--  None

(O) RESERVED-- Not Applicable

(P) CODES OF ETHICS--

         (1) Code of Ethics Pursuant to Rule 17j-1 of Registrant and Integrity Asset Management, LLC-- filed on March 25, 2004 as an exhibit to Pre-effective Amendment No. 2 to Registrant's Original Registration Statement on Form.N-1A and incorporated herein by reference.

         (2) Code of Ethics of Registrant Pursuant to Section 406 of the Sarbanes-Oxley Act- filed on March 25, 2004 as an exhibit to Pre-effective Amendment No. 2 to Registrant's Original Registration Statement on Form.N-1A and incorporated herein by reference.


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

There are no persons controlled by or under common control with the Fund.

ITEM 25. INDEMNIFICATION

(a) General. The Trust's Agreement and Declaration of Trust and By-Laws provide that to the fullest extent permitted by Delaware and federal statutory and decisional law, as amended or interpreted, no Trustee or officer of the Trust shall be personally liable to the Trust or the holders of shares for money damages for breach of fiduciary duty as a Trustee and each Trustee and officer shall be indemnified by the Trust; provided, however, that nothing herein shall be deemed to protect any Trustee or officer against any liability to the Trust or the holders of shares to which such Trustee or officer would otherwise be subject by reason of breach of the Trustee's or officer's duty of loyalty to the Trust or its stockholders, for acts or omissions not in good faith or which involved intentional misconduct or a knowing violation of law or for any transaction from which the Trustee derived any improper personal benefit.

The By-Laws of the Trust provide that the Trust shall indemnify to the fullest extent required or permitted under Delaware law or the 1940 Act, as either may be amended from time to time, any individual who is a Trustee or officer of the Trust and who, by reason of his or her position was, is or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (hereinafter collectively referred to as a Proceeding) against judgments, penalties, fines, settlements and reasonable expenses actually incurred by such Trustee or officer in connection with such Proceeding, to the fullest extent that such indemnification may be lawful under Delaware law or the 1940 Act.

(b) DISABLING CONDUCT. No Trustee or officer shall be protected against any liability to the Trust or its shareholders if such Trustee or officer would be subject to such liability by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office (such conduct hereinafter referred to as Disabling Conduct).

(c) STANDARD OF CONDUCT. The Trust may not indemnify any Trustee if it is proved that: (1) the act or omission of the Trustee was material to the cause of action adjudicated in the Proceeding and (i) was committed in bad faith or (ii) was the result of active and deliberate dishonesty; or (2) the Trustee actually received an improper personal benefit; or (3) in the case of a criminal proceeding, the Trustee had reasonable cause to believe that the act or omission was unlawful. No indemnification may be made under Delaware law unless authorized for a specific proceeding after a determination has been made, in accordance with Delaware law, that indemnification is permissible in the circumstances because the requisite standard of conduct has been met.

(d) REQUIRED INDEMNIFICATION. A Trustee or officer who is successful, on the merits or otherwise, in the defense of any Proceeding shall be indemnified against reasonable expenses incurred by the Trustee or officer in connection with the Proceeding. In addition, under Delaware law, a court of appropriate jurisdiction may order indemnification under certain circumstances.

(e) ADVANCE PAYMENT. The Trust may pay any reasonable expenses so incurred by any Trustee or officer in defending a Proceeding in advance of the final disposition thereof to the fullest extent permissible under law. Such advance payment of expenses shall be made only upon the undertaking by such Trustee or officer to repay the advance unless it is ultimately determined that such Trustee or officer is entitled to indemnification, and only if one of the following conditions is met: (1) the Trustee or officer to be indemnified provides a security for his undertaking; (2) the Trust shall be insured against losses arising by reason of any lawful advances; or (3) there is a determination, based on a review of readily available facts, that there is reason to believe that the Trustee or officer to be indemnified ultimately will be entitled to indemnification, which determination shall be made by: (i) a majority of a quorum of Trustees who are neither interested persons of the Trust, as defined in Section 2(a)(19) of the 1940 Act, nor parties to the Proceeding; or (ii) an independent legal counsel in a written opinion.

(f) INSURANCE. To the fullest extent permitted by law and the 1940 Act, the Trust may purchase and maintain insurance on behalf of any officer or Trustee of the Trust, against any liability asserted against him or her and incurred by him or her in and arising out of his or her position, whether or not the Trust would have the power to indemnify him or her against such liability.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

See the Prospectus, generally and the Statement of Additional Information section entitled "Trustees and Officers" for the activities and affiliations of the officers and directors of the Investment Advisor to the Registrant. Except as so provided, to the knowledge of Registrant, none of the directors or executive officers of the Investment Advisor is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature. The Advisor currently also serves as investment advisor to the Quaker Investment Trust, a registered open-end management investment company.

ITEM 27. PRINCIPAL UNDERWRITER

     (a) Ultimus Fund Distributors, Inc. (the "Underwriter"), 135 Merchant Street, Suite 230, Cincinnati, OH 45246, is underwriter and distributor for Registrant. As such, the Underwriter offers shares of the Trust only upon orders received therefor. The Trust continuously offers shares. The Underwriter also serves as underwriter or distributor for the following investment companies which are not affiliated with
         Registrant:

         1.  The Arbitrage Funds

         2.  The GKM Funds

         3.  Hussman Investment Trust

         4.  Oak Value Trust

         5.  Profit Funds Investment Trust

         6.  The Shepherd Street Funds, Inc.

         7.  UC Investment Trust

         8.  The Watchdog Fund Trust

         9.  Williamsburg Investment Trust

     (b) Information relating to each director, officer or partner of Ultimus Fund Distributors, Inc.

         ------------------------------------------------------------------------------
          NAME & PRINCIPAL BUSINESS    POSITIONS AND OFFICES      POSITIONS AND OFFICES
                   ADDRESS                WITH UNDERWRITER           WITH REGISTRANT
         ------------------------------------------------------------------------------
         ROBERT G. DORSEY                Managing Director,           Vice President
         135 Merchant Street,               Shareholder
         Suite 230
         Cincinnati, OH  45246
         ------------------------------------------------------------------------------

         MARK J. SEGAR                   Managing Director,             Treasurer
         135 Merchant Street,               Shareholder
         Suite 230
         Cincinnati, OH  45246
         ------------------------------------------------------------------------------

         JOHN F. SPLAIN                  Managing Director,             Secretary
         135 Merchant Street,               Shareholder
         Suite 230
         Cincinnati, OH  45246
         ------------------------------------------------------------------------------

     (c) Not applicable

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

All account books and records not normally held by the Custodian to the Registrant, are held by the Registrant, in the offices of Ultimus Fund Solutions, Inc., 135 Merchant Street, Suite 230, Cincinnati, OH 45246, Fund Accountant, Administrator, and Transfer Agent to the Registrant, or by the Investment Advisor to the Registrant, Integrity Asset Management, LLC.

ITEM 29. MANAGEMENT SERVICES

The substantive provisions of the Fund Accounting, Dividend Disbursing &Transfer Agent and Administration Agreement, as amended, between the Registrant and Ultimus Fund Solutions, Inc. are discussed in Part B hereof.

ITEM 30. UNDERTAKINGS

Registrant undertakes to file an amendment to its registration statement to include certified financial statements disclosing the initial capital received before accepting subscriptions from more than 25 persons if Registrant intends to raise its initial capital under Section 14(a)(3) [15 U.S.C. 80a-14(a)(3)]. The Registrant further undertakes to comply with Section 16(c) of the Investment Company Act of 1940. Registrant undertakes to furnish each person to whom a Prospectus is delivered with a copy of the latest annual report of each series of Registrant to shareholders upon request and without charge.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                [REMAINDER OF THIS PAGE LEFT INTENTIONALLY BLANK]

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Initial Registration Statement on Form N-1A to be signed on its behalf by the undersigned, hereunto duly authorized in Valley Forge, PA on the 26th day of March, 2004.

                                   VERACITY FUNDS

                                   /s/ Matthew G. Bevin*
                                   ---------------------
                                   By: MATTHEW G. BEVIN
                                   President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:


/s/ Matthew G. Bevin*                                  March 26, 2004
--------------------------------------
MATTHEW G. BEVIN, PRESIDENT, TRUSTEE
(Principal Executive Officer)

/s/ William H. McNett, III*                            March 26, 2004
--------------------------------------
WILLIAM H. MCNETT, III, TRUSTEE


/s/ June B. Debatin*                                   March 26, 2004
--------------------------------------
JUNE B. DEBATIN, TRUSTEE


/s/ David L. Eager*                                    March 26, 2004
--------------------------------------
DAVID L. EAGER, TRUSTEE


/s/ Michael J. Minnaugh*                               March 26, 2004
--------------------------------------
MICHAEL J. MINNAUGH, TRUSTEE


/s/ Darlene V. Pinock*                                 March 26, 2004
--------------------------------------
DARLENE V. PINOCK, TRUSTEE


/s/ Mark J. Seger*                                     March 26, 2004
--------------------------------------
MARK J. SEGER, TREASURER
(Senior Financial Officer/Controller)

/s/ Robert G. Dorsey*                                  March 26, 2004
--------------------------------------
ROBERT G. DORSEY, SECRETARY

* By David D. Jones, Esq., attorney-in-fact, pursuant to limited Power of Attorney dated March 25, 2004.

Exhibit Index

EX23I(1)-         Legal Opinion
EX23J(1)-         Consent of Auditors
--------------------------------------------------------------------------------